Submission	Apr. 07, 2026
Submission [Line Items]
Central Index Key	0000003197
Registrant Name	CECO ENVIRONMENTAL CORP
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES